Offerings	Jul. 17, 2025
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Class B Common Stock, no par value
Offering Note
(1)	Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities.
(2)
The registrant is relying on Rule 456(b) and Rule 457(r) under the Securities Act of 1933, as amended, to defer payment of all of the registration fee. In connection with the securities offered hereby, the registrant will pay
“pay-as-you-go
registration fees” in accordance with Rule 456(b). The registrant will calculate the registration fee applicable to an offer of securities pursuant to the registration statement based on the fee payment rate in effect on the date of such fee payment.

(3)
The amount to be registered consists of an unspecified amount of the securities as may from time to time be offered at indeterminate prices. Securities may be issued in U.S. dollars or the equivalent thereof in foreign currency or currency units.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities
Offering Note
(1)	Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities.
(2)
The registrant is relying on Rule 456(b) and Rule 457(r) under the Securities Act of 1933, as amended, to defer payment of all of the registration fee. In connection with the securities offered hereby, the registrant will pay
“pay-as-you-go
registration fees” in accordance with Rule 456(b). The registrant will calculate the registration fee applicable to an offer of securities pursuant to the registration statement based on the fee payment rate in effect on the date of such fee payment.

(3)
The amount to be registered consists of an unspecified amount of the securities as may from time to time be offered at indeterminate prices. Securities may be issued in U.S. dollars or the equivalent thereof in foreign currency or currency units.

Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Warrants
Offering Note
(1)	Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities.
(2)
The registrant is relying on Rule 456(b) and Rule 457(r) under the Securities Act of 1933, as amended, to defer payment of all of the registration fee. In connection with the securities offered hereby, the registrant will pay
“pay-as-you-go
registration fees” in accordance with Rule 456(b). The registrant will calculate the registration fee applicable to an offer of securities pursuant to the registration statement based on the fee payment rate in effect on the date of such fee payment.

(3)
The amount to be registered consists of an unspecified amount of the securities as may from time to time be offered at indeterminate prices. Securities may be issued in U.S. dollars or the equivalent thereof in foreign currency or currency units.

(4)	Representing rights or obligations to purchase shares of Class B Common Stock or debt securities.

Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Purchase Contracts
Offering Note
(1)	Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities.
(2)
The registrant is relying on Rule 456(b) and Rule 457(r) under the Securities Act of 1933, as amended, to defer payment of all of the registration fee. In connection with the securities offered hereby, the registrant will pay
“pay-as-you-go
registration fees” in accordance with Rule 456(b). The registrant will calculate the registration fee applicable to an offer of securities pursuant to the registration statement based on the fee payment rate in effect on the date of such fee payment.

(3)
The amount to be registered consists of an unspecified amount of the securities as may from time to time be offered at indeterminate prices. Securities may be issued in U.S. dollars or the equivalent thereof in foreign currency or currency units.

(5)	Representing rights or obligations to purchase shares of Class B Common Stock.

Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Units
Offering Note
(1)	Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities.
(2)
The registrant is relying on Rule 456(b) and Rule 457(r) under the Securities Act of 1933, as amended, to defer payment of all of the registration fee. In connection with the securities offered hereby, the registrant will pay
“pay-as-you-go
registration fees” in accordance with Rule 456(b). The registrant will calculate the registration fee applicable to an offer of securities pursuant to the registration statement based on the fee payment rate in effect on the date of such fee payment.

(3)
The amount to be registered consists of an unspecified amount of the securities as may from time to time be offered at indeterminate prices. Securities may be issued in U.S. dollars or the equivalent thereof in foreign currency or currency units.

(5)	Representing rights or obligations to purchase shares of Class B Common Stock.